Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Voyage revenues (i)(ii)	114,592	40,225	37,481
Vessel operating expenses (iii)	(181)	(7,011)	(6,505)
Time-charter hire expenses (iv)	(9,396)	(23,487)	(23,564)
General and administrative recoveries (expenses) (v)	92	(27,098)	(15,779)
Restructuring charges (vi)	(2,651)	(3,223)	—
Equity income (vii)	2,417	2,417	2,424